Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-Based Payments
Schedule of stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2019	1,706,431	$3.28	4.08	$—
Granted	14,325,000	1.98	8.75	—
Exercised	—	—	—	—
Expired	(83,333)	1.98	—	—
Forfeited	(976,667)	1.98	—	—
Outstanding at September 30, 2019	14,971,431	$2.13	8.72	$—
Vested and expected to be vested as of September 30, 2019	14,971,431	$2.13	8.72	$—
Options exercisable at September 30, 2019 (vested)	5,529,977	$2.38	7.55	$—

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.2	2.99	$0.02
Granted	—	—
Exercised	(136,961)	2.34
Expired	(9,999)	1.58
Forfeited	—	—
Outstanding at December 31, 2018	1,706,431	$3.28	4.08	$—
Vested and expected to be vested as of December 31, 2018	1,706,431	$3.28	4.08	$—
Options exercisable at December 31, 2018 (vested)	1,653,097	$3.33	3.94	$—

Schedule of assumptions used to estimate the fair values of the share options

December 31,
2017
Expected term	5.4 ~5.9 years
Expected volatility	55% ~ 85%
Expected dividend yield	—%
Risk free interest rate	2.04% ~2.29%

Schedule of warrants outstanding and exercisable

	September 30, 2019	December 31, 2018
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date
2014 Broker Warrants (Series E Financing)	—	60,000	$1.75	1/31/19
$2.05 million IDV Senior Secured Convertible Debenture	1,671,196	—	$1.84	2/22/2024
$2.5 million IDV Senior Secured Convertible Debenture	2,038,044	—	1.84	9/27/2024
	3,709,240	60,000

	2018	2017
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2014 Broker Warrants (Series E Financing)	60,000	703,714	$1.75	01/31/19
2016 Warrants to SSS	—	1,818,182	$2.75	03/28/18
	60,000	2,521,896

Schedule of summary of restricted shares

		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2019	87,586	$2.46
Granted	129,840	$1.24
Forfeited	(3,000)	$2.60
Vested	(158,840)	$1.49
Non-vested restricted shares outstanding at September 30, 2019	55,586	$2.37

		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2018	109,586	$1.92
Granted	1,342,743	2.58
Forfeited	(100,000)	2.27
Vested	(1,264,743)	2.56
Non-vested restricted shares outstanding at December 31, 2018	87,586	$2.46